INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
Inventory, Net [Abstract]
Schedule of Inventories
	June 30,	December 31,
	2021	2020
	Unaudited
Raw materials	2,162	1,821
Work-in-progress	1,477	1,348
Finished goods	265	535

	3,904	3,704